SUBSEQUENT EVENTS (Details) (ILS)	Aug. 05, 2013	Jun. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
Ordinary shares, shares authorized	40,000,000	20,000,000	2,000,000
Ordinary shares, par value per share	0.6	0.6	0.6